Equity - dividends (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Equity - dividends [Abstract]
Dividends paid	$ 0	$ 0
Dividends declared	$ 0	$ 0